Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Preference shares [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] IFRS15 [Member]	Retained earnings [member] IFRS16 [Member]		Retained earnings [member] Preference shares [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2018					$ 18,537
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2018					18,543	$ 6
Balance at beginning of period at Oct. 31, 2018		$ 2,250	$ 13,243	$ 136								$ 1,024	$ (18)	$ (143)	$ (12)	$ 65	$ (139)	$ 173
Net income attributable to equity shareholders	$ 3,911				3,911
Net income (loss) attributable to non-controlling interests	17																	17
Net gains (losses) on equity securities designated at FVOCI																(3)
Net change in securities measured at FVOCI																	167
Net change in foreign currency translation adjustments												13
Net change in cash flow hedges	90												90
Net change in post-employment defined benefit plans	(231)													(231)
Net change attributable to changes in credit risk	15														15
Dividends									$ (79)	$ (1,847)								(9)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings																(13)
Issue of equity		575	280
Compensation expense arising from equity-settled share-based awards				14
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					13
Exercise of stock options and settlement of other equity-settled share-based awards				(23)
Treasury shares			2
Other				1	(6)													1
Balance at end of period at Jul. 31, 2019	38,010	2,825	13,525	128	20,535						$ 815	1,037	72	(374)	3	49	28	182
Balance at beginning of period (Impact of adopting IFRS [member]) at Apr. 30, 2019					19,793
Balance at beginning of period at Apr. 30, 2019		2,575	13,443	125								1,279	67	(286)	(8)	53	(11)	183
Net income attributable to equity shareholders	1,392				1,392
Net income (loss) attributable to non-controlling interests	6																	6
Net gains (losses) on equity securities designated at FVOCI																(2)
Net change in securities measured at FVOCI																	39
Net change in foreign currency translation adjustments												(242)
Net change in cash flow hedges	5												5
Net change in post-employment defined benefit plans	(88)													(88)
Net change attributable to changes in credit risk	11														11
Dividends									(28)	(623)								(5)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings																(2)
Issue of equity		250	80
Compensation expense arising from equity-settled share-based awards				5
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					2
Exercise of stock options and settlement of other equity-settled share-based awards				(3)
Treasury shares			2
Other				1	(1)													(2)
Balance at end of period at Jul. 31, 2019	38,010	2,825	13,525	128	20,535						815	1,037	72	(374)	3	49	28	182
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2019					20,972
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2019							$ 148
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2019					21,120
Balance at beginning of period at Oct. 31, 2019	38,580	2,825	13,591	125								993	113	(363)	16	45	77	186
Net income attributable to equity shareholders	2,775				2,775
Net income (loss) attributable to non-controlling interests	1																	1
Net gains (losses) on equity securities designated at FVOCI																25
Net change in securities measured at FVOCI																	232
Net change in foreign currency translation adjustments												264
Net change in cash flow hedges	191												191
Net change in post-employment defined benefit plans	(67)													(67)
Net change attributable to changes in credit risk	(48)														(48)
Dividends									(92)	(1,940)								(13)
Premium on purchase of common shares for cancellation					(166)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings																(31)
Issue of equity			282
Compensation expense arising from equity-settled share-based awards				11
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					31
Purchase of common shares for cancellation, Amount			(68)
Exercise of stock options and settlement of other equity-settled share-based awards				(12)
Treasury shares			(5)
Other				(2)	(2)													5
Balance at end of period at Jul. 31, 2020	40,099	2,825	13,800	122	21,726						1,447	1,257	304	(430)	(32)	39	309	179
Balance at beginning of period (Previously stated [member]) at Jan. 31, 2020					21,543
Balance at beginning of period (Impact of adopting IFRS [member]) at Jan. 31, 2020					21,564		$ 21	[1]
Balance at beginning of period at Jan. 31, 2020		2,825	13,669	123								1,070	116	(468)	(6)	52	115	191
Net income attributable to equity shareholders	400				400
Net income (loss) attributable to non-controlling interests	(8)																	(8)
Net gains (losses) on equity securities designated at FVOCI																(38)
Net change in securities measured at FVOCI																	43
Net change in foreign currency translation adjustments												805
Net change in cash flow hedges	193												193
Net change in post-employment defined benefit plans	248													248
Net change attributable to changes in credit risk	37														37
Dividends									(30)	(649)								(9)
Premium on purchase of common shares for cancellation					(47)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings																(2)
Issue of equity			78
Compensation expense arising from equity-settled share-based awards				4
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					2
Purchase of common shares for cancellation, Amount			(22)
Exercise of stock options and settlement of other equity-settled share-based awards				(7)
Treasury shares			(3)
Other				(1)	(2)													10
Balance at end of period (Previously stated [member]) at Apr. 30, 2020					21,238
Balance at end of period (Impact of adopting IFRS [member]) at Apr. 30, 2020					21,238
Balance at end of period at Apr. 30, 2020	40,253	2,825	13,722	119	21,238						2,165	1,875	309	(220)	31	12	158	184
Net income attributable to equity shareholders	1,170				1,170
Net income (loss) attributable to non-controlling interests	2																	2
Net gains (losses) on equity securities designated at FVOCI																27
Net change in securities measured at FVOCI																	151
Net change in foreign currency translation adjustments												(618)
Net change in cash flow hedges	(5)												(5)
Net change in post-employment defined benefit plans	(210)													(210)
Net change attributable to changes in credit risk	(63)														(63)
Dividends									$ (31)	$ (650)								(2)
Issue of equity			81
Compensation expense arising from equity-settled share-based awards				4
Exercise of stock options and settlement of other equity-settled share-based awards				(1)
Treasury shares			(3)
Other					(1)													(5)
Balance at end of period at Jul. 31, 2020	$ 40,099	$ 2,825	$ 13,800	$ 122	$ 21,726						$ 1,447	$ 1,257	$ 304	$ (430)	$ (32)	$ 39	$ 309	$ 179

[1]	Revised from the amount previously presented.